Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share
Net profit attributable to the Company's shareholders	¥ 293,421	¥ 222,588	¥ 167,743
Weighted average number of ordinary shares for basic EPS	412,450,256	411,878,478	411,208,000
Effects of dilution from warrants	0	638,292	0
Weighted average number of ordinary shares adjusted for the effect of dilution	412,450,256	412,516,770	411,208,000
Basic and diluted earnings per share	¥ 0.71	¥ 0.54	¥ 0.41